Shareholders' Equity - Summary of Inputs Used in the Measurement of the Fair Values and the Related Fair Values at the Grant Dates (Detail)	12 Months Ended
	Dec. 31, 2018 yr € / shares	Dec. 31, 2017 yr € / shares	Dec. 31, 2016 yr € / shares
Key management personnel [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted-average)	94.71%	95.05%	95.30%
Expected life | yr	10	10	10
Expected dividends	0.00%	0.00%	0.00%
Key management personnel [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 6.82	€ 9.04	€ 9.97
Share price	13.01	17.08	15.24
Exercise price	€ 13.01	€ 17.08	€ 15.24
Risk-free interest rate	2.79%	2.29%	1.84%
Key management personnel [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 12.27	€ 16.10	€ 11.03
Share price	19.90	24.54	16.85
Exercise price	€ 19.90	€ 24.54	€ 16.85
Risk-free interest rate	3.20%	2.51%	1.86%
All other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted-average)	92.16%	94.88%	97.15%
Expected life | yr	10	10
Expected dividends	0.00%	0.00%	0.00%
All other employees [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 7.74	€ 8.94	€ 5.74
Share price	12.29	13.71	8.46
Exercise price	€ 12.29	€ 13.71	€ 8.46
Expected life | yr			8
Risk-free interest rate	2.83%	2.24%	0.10%
All other employees [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 13.32	€ 18.02	€ 5.79
Share price	21.02	27.47	8.87
Exercise price	€ 21.02	€ 27.47	€ 8.87
Expected life | yr			10
Risk-free interest rate	3.10%	2.62%	1.87%